Business and Credit Concentrations (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Concentration Risk [Line Items]
Advances on Inventory Purchases	¥ 5,694	$ 828	¥ 3,898
Cash	7,589	1,104
Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Advances on Inventory Purchases	¥ 3,763	$ 547	¥ 952	$ 146